Acquisition of Petrogas Energy Corporation - Pro Forma Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Pro forma revenue	$ 7,917	$ 9,217
Pro forma net income (loss) after taxes	$ 537	$ 1,004